PRUDENTIAL LARGE-CAP CORE EQUITY FUND
Annual Fund Operating Expenses PRUDENTIAL LARGE-CAP CORE EQUITY FUND	Class A	Class B	Class C	Class L	Class M	Class X	Class Z
Management fees	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
+ Distribution and service (12b-1) fees	0.30%	1.00%	1.00%	0.50%	1.00%	1.00%	none
+ Other expenses	0.53%	0.53%	0.53%	0.53%	0.53%	0.53%	0.53%
= Total annual Fund operating expenses	1.48%	2.18%	2.18%	1.68%	2.18%	2.18%	1.18%
- Fee waiver or expense reimbursement	(0.28%)	(0.23%)	(0.23%)	(0.23%)	(0.23%)	(0.23%)	(0.23%)
= Net annual Fund operating expenses	1.20%	1.95%	1.95%	1.45%	1.95%	1.95%	0.95%

° The manager of the Fund has contractually agreed through February 29, 2012 to cap the Fund's annual operating expenses at 0.95% (exclusive of 12b-1 fees and certain other fees). This expense cap may not be terminated prior to February 29, 2012, and may be renewed, modified or terminated thereafter. The decision on whether to renew, modify or terminate the expense cap is subject to review by the manager and the Fund's Board of Trustees.

° The distributor of the Fund has contractually agreed through February 29, 2012 to limit the Fund's Class A distribution and service (12b-1) fees to 0.25% of the Fund's Class A average daily net assets. This waiver may not be terminated prior to February 29, 2012. The decision on whether to renew, modify or terminate the waiver is subject to review by the distributor and the Fund's Board of Trustees.

Expense Example PRUDENTIAL LARGE-CAP CORE EQUITY FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	666	966	1,288	2,199
Class B	698	960	1,249	2,235
Class C	298	660	1,149	2,495
Class L	714	1,053	1,415	2,430
Class M	798	1,060	1,349	2,318
Class X	798	1,060	1,449	2,495
Class Z	97	352	627	1,411

Expense Example, No Redemption PRUDENTIAL LARGE-CAP CORE EQUITY FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	666	966	1,288	2,199
Class B	198	660	1,149	2,235
Class C	198	660	1,149	2,495
Class L	714	1,053	1,415	2,430
Class M	198	660	1,149	2,318
Class X	198	660	1,149	2,495
Class Z	97	352	627	1,411